Segment reporting - Segment results (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment reporting
Maximum exposure per business	$ 200
Income Statement
Net interest income	19,380	$ 18,753	$ 18,317
Net fee income	1,732	1,672	1,645
Net wealth management income	476	441	562
Trading income	717	704	717
Other income	79	18	404
Net operating income	22,384	21,588	21,645
Operating expenses	(11,916)	(10,944)	(10,692)
Pre-provision profit	10,468	10,644	10,953
Impairment (charges)/benefits	(424)	(537)	(648)
Profit before income tax expense	10,044	10,107	10,305
Income tax (expense)/benefit	(3,111)	(3,117)	(3,104)
Net profit attributable to NCI	(17)		(6)
Net profit attributable to owners of WBC (excluding Notable Items)	6,916	6,990	7,195
Notable Items (post tax)	(56)	(123)	(173)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	6,916	6,990	7,195
Balance sheet
Loans	851,853	806,767
Deposits and other borrowings	770,457	720,489
Operating segments
Income Statement
Net interest income	19,473	18,916	18,414
Net fee income	1,732	1,672	1,645
Net wealth management income	476	441	572
Trading income	704	716	750
Other income	79	18	161
Net operating income	22,464	21,763	21,542
Operating expenses	(11,916)	(10,944)	(10,232)
Pre-provision profit	10,548	10,819	11,310
Impairment (charges)/benefits	(424)	(537)	(648)
Profit before income tax expense	10,124	10,282	10,662
Income tax (expense)/benefit	(3,135)	(3,169)	(3,288)
Net profit attributable to NCI	(17)		(6)
Net profit attributable to owners of WBC (excluding Notable Items)	6,972	7,113	7,368
Notable Items (post tax)	(56)	(123)	(173)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	6,916	6,990	7,195
Balance sheet
Loans	851,853	806,767	773,254
Deposits and other borrowings	770,457	720,489	688,168
Operating segments | Consumer
Income Statement
Net interest income	7,863	7,632	8,177
Net fee income	538	515	504
Trading income	10
Other income	13	13	20
Net operating income	8,424	8,160	8,701
Operating expenses	(4,932)	(4,787)	(4,533)
Pre-provision profit	3,492	3,373	4,168
Impairment (charges)/benefits	(217)	(248)	(179)
Profit before income tax expense	3,275	3,125	3,989
Income tax (expense)/benefit	(993)	(941)	(1,196)
Net profit attributable to owners of WBC (excluding Notable Items)	2,282	2,184	2,793
Notable Items (post tax)			(148)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	2,282	2,184	2,645
Balance sheet
Loans	525,447	510,317	492,716
Deposits and other borrowings	366,299	334,462	308,342
Operating segments | Business & Wealth
Income Statement
Net interest income	5,346	5,338	4,992
Net fee income	256	341	360
Net wealth management income	434	395	425
Trading income	67	57	47
Other income	7	5	12
Net operating income	6,110	6,136	5,836
Operating expenses	(2,727)	(2,626)	(2,459)
Pre-provision profit	3,383	3,510	3,377
Impairment (charges)/benefits	(245)	(142)	(257)
Profit before income tax expense	3,138	3,368	3,120
Income tax (expense)/benefit	(952)	(1,012)	(922)
Net profit attributable to NCI			(5)
Net profit attributable to owners of WBC (excluding Notable Items)	2,186	2,356	2,193
Notable Items (post tax)			(107)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	2,186	2,356	2,086
Balance sheet
Loans	115,203	101,989	95,548
Deposits and other borrowings	152,312	144,289	140,536
Operating segments | Westpac Institutional Bank
Income Statement
Net interest income	2,413	2,240	1,926
Net fee income	773	653	596
Trading income	577	635	692
Other income	45	(23)	79
Net operating income	3,808	3,505	3,293
Operating expenses	(1,647)	(1,465)	(1,316)
Pre-provision profit	2,161	2,040	1,977
Impairment (charges)/benefits	1	(120)	(87)
Profit before income tax expense	2,162	1,920	1,890
Income tax (expense)/benefit	(587)	(553)	(543)
Net profit attributable to owners of WBC (excluding Notable Items)	1,575	1,367	1,347
Notable Items (post tax)			(10)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	1,575	1,367	1,337
Balance sheet
Loans	117,704	100,582	92,568
Deposits and other borrowings	131,379	119,795	116,052
Operating segments | Westpac New Zealand
Income Statement
Net interest income	2,568	2,388	2,317
Net fee income	170	179	177
Net wealth management income	43	39	33
Trading income	37	40	33
Other income	(4)	(1)	(3)
Net operating income	2,814	2,645	2,557
Operating expenses	(1,342)	(1,262)	(1,186)
Pre-provision profit	1,472	1,383	1,371
Impairment (charges)/benefits	41	(25)	(124)
Profit before income tax expense	1,513	1,358	1,247
Income tax (expense)/benefit	(423)	(379)	(352)
Net profit attributable to owners of WBC (excluding Notable Items)	1,090	979	895
Notable Items (post tax)	(3)	(6)	(7)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	1,087	973	888
Balance sheet
Loans	93,443	93,833	92,488
Deposits and other borrowings	72,806	74,912	76,544
Operating segments | Group Businesses
Income Statement
Net interest income	1,283	1,318	1,002
Net fee income	(5)	(16)	8
Net wealth management income	(1)	7	114
Trading income	13	(16)	(22)
Other income	18	24	53
Net operating income	1,308	1,317	1,155
Operating expenses	(1,268)	(804)	(738)
Pre-provision profit	40	513	417
Impairment (charges)/benefits	(4)	(2)	(1)
Profit before income tax expense	36	511	416
Income tax (expense)/benefit	(180)	(284)	(275)
Net profit attributable to NCI	(17)		(1)
Net profit attributable to owners of WBC (excluding Notable Items)	(161)	227	140
Notable Items (post tax)	(53)	(117)	99
Net profit attributable to owners of Westpac Banking Corporation (WBC)	(214)	110	239
Balance sheet
Loans	56	46	(66)
Deposits and other borrowings	47,661	47,031	46,694
Notable Items
Income Statement
Net interest income	(93)	(163)	(97)
Net wealth management income			(10)
Trading income	13	(12)	(33)
Other income			243
Net operating income	(80)	(175)	103
Operating expenses			(460)
Pre-provision profit	(80)	(175)	(357)
Profit before income tax expense	(80)	(175)	(357)
Income tax (expense)/benefit	24	52	184
Net profit attributable to owners of WBC (excluding Notable Items)	$ (56)	$ (123)	$ (173)